Financing Agreement (Details Textual)					1 Months Ended	12 Months Ended
	Jul. 11, 2018 shares	Oct. 26, 2017 USD ($) shares	Sep. 06, 2017 USD ($) shares	Sep. 06, 2017 ₪ / shares	Nov. 15, 2018 ILS (₪)	Dec. 31, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) $ / shares shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Mar. 01, 2018 shares	Dec. 31, 2017 USD ($) shares	Jul. 28, 2016 shares	Jun. 09, 2016 shares	Feb. 02, 2016 shares
Financial Agreement (Textual)
Shares issued						190,735,668	190,735,668	166,816,328	190,735,668		166,816,328	1,067,916
Derivatives-comprised of anti-dilution protection ordinary shares						37,320,978		27,399,497
Derivative fair value | ₪						₪ 363,186	₪ 363,186	₪ 140,875
Lease monthly payment | ₪					₪ 89,000
Building adjustments expenses | ₪					₪ 2,500,000
Put option Model [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares						49,607,407
Net of unrecognized loss | ₪						₪ 2,302,000
Debentures fair value | ₪						₪ 2,434,000
B&S model [Member]
Financial Agreement (Textual)
Net of unrecognized loss | ₪								₪ 1,376,000
Convertible debentures into pre-paid warrants								39,322,742
Debentures fair value | ₪								₪ 12,639,000
Ordinary Shares [Member]
Financial Agreement (Textual)
Shares issued										250,000,000			11,267,833	5,745,903
Warrants to purchase of ordinary shares	1,060,000
Ordinary Shares [Member] | January 31, 2018 [Member]
Financial Agreement (Textual)
Shares issued						50	50		50
Alpha Purchase Agreement [Member]
Financial Agreement (Textual)
Shares issued		7,280,000
Debenture principal amount | $		$ 1,375,144									$ 2,000,000
Debenture converted price description								The Debentures were convertible at any time at the option of the holder into ADSs at a conversion price of the US dollar equivalent of NIS 15.3897 (calculated in accordance with the rate of exchange of NIS 3.586 per $1.00) per ADS.
Gross proceeds of debenture | $		$ 2,000,000
Warrants to purchase of ordinary shares						5,836,313
Issuances of fair market value | ₪						₪ 3,000,000
Share based compensation | ₪						₪ 1,500,000		₪ 1,500,000
Alpha Purchase Agreement [Member] | Alpha Warrant [Member] | April 30, 2018 [Member]
Financial Agreement (Textual)
Debenture principal amount | $									$ 1,000,000
Warrants to purchase of ordinary shares						49,607,407
Warrants exercisable into ordinary shares						992,149
Warrant to purchase of ordinary shares exercise price | (per share)						₪ 36.14	₪ 10.28
Alpha Purchase Agreement [Member] | Prepaid Warrant [Member] | April 30, 2018 [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares						9,921,482
Warrants exercisable into ordinary shares						198,430
Alpha Purchase Agreement [Member] | Prepaid Warrant One [Member] | January 31, 2018 [Member]
Financial Agreement (Textual)
Debenture principal amount | $									$ 3,375,144
Warrants to purchase of ordinary shares						39,322,742
Warrants exercisable into ordinary shares						786,455
Alpha Purchase Agreement [Member] | Prepaid Warrant One [Member] | April 30, 2018 [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares						8,250,000
Warrants exercisable into ordinary shares						165,000
Convertible debentures into pre-paid warrants						8,250,000
Alpha Purchase Agreement [Member] | Tranches One [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares						1,080,503
Ordinary shares and convertible debenture for purchase price | $			$ 2,000,000
Alpha Purchase Agreement [Member] | Tranches Two [Member]
Financial Agreement (Textual)
Ordinary shares and convertible debenture for purchase price | $			$ 2,000,000
Alpha Purchase Agreement [Member] | Tranches Three [Member]
Financial Agreement (Textual)
Warrants to purchase of ordinary shares			49,607,407
Warrants exercisable into ordinary shares			992,148
Warrant to purchase of ordinary shares exercise price | ₪ / shares				₪ 36.14379
Ordinary shares and convertible debenture for purchase price | $			$ 1,000,000